LEASES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease [Abstract]
Gain from subleases	$ 301	$ 274	$ 956
Financing income on the net investment in the lease	245	361	71
Total	$ 546	$ 635	$ 1,027